UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Vincent P. Corti
American Mutual Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio

January 31, 2012
unaudited

Common stocks — 83.96%	Shares	Value (000)

ENERGY — 7.71%
Apache Corp.	733,400	$72,519
Baker Hughes Inc.	775,000	38,076
Chevron Corp.	2,098,911	216,356
ConocoPhillips	3,739,100	255,044
Devon Energy Corp.	1,925,000	122,834
EnCana Corp.	4,245,000	81,207
EOG Resources, Inc.	1,025,000	108,794
Marathon Oil Corp.	2,000,000	62,780
Marathon Petroleum Corp.	1,000,000	38,220
Royal Dutch Shell PLC, Class A (ADR)	4,079,700	291,127
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	85,955
Schlumberger Ltd.	1,320,400	99,254
Spectra Energy Corp	2,430,500	76,536
		1,548,702

MATERIALS — 4.36%
Air Products and Chemicals, Inc.	1,535,000	135,126
CRH PLC (ADR)	1,089,059	21,705
Dow Chemical Co.	10,826,400	362,793
E.I. du Pont de Nemours and Co.	690,000	35,114
MeadWestvaco Corp.	5,749,864	169,276
Praxair, Inc.	1,427,700	151,622
		875,636

INDUSTRIALS — 14.68%
3M Co.	2,340,000	202,901
Avery Dennison Corp.	805,000	21,856
Boeing Co.	610,000	45,250
CSX Corp.	10,772,500	242,920
Eaton Corp.	800,000	39,224
Emerson Electric Co.	4,830,000	248,165
General Dynamics Corp.	1,481,000	102,426
General Electric Co.	8,417,500	157,491
Illinois Tool Works Inc.	850,000	45,075
Lockheed Martin Corp.	1,845,000	151,880
Norfolk Southern Corp.	700,000	50,540
Pentair, Inc.	1,800,000	66,276
Pitney Bowes Inc.	4,044,900	76,732
Precision Castparts Corp.	314,000	51,396
Republic Services, Inc.	3,781,000	110,708
Rockwell Automation	900,000	70,083
Siemens AG (ADR)	125,000	11,786
Southwest Airlines Co.	4,450,000	42,631
Union Pacific Corp.	2,005,300	229,226
United Parcel Service, Inc., Class B	3,776,300	285,677
United Technologies Corp.	4,820,100	377,655
W.W. Grainger, Inc.	785,000	149,731
Waste Management, Inc.	4,845,400	168,426
		2,948,055

CONSUMER DISCRETIONARY — 13.34%
Carnival Corp., units	1,770,000	53,454
Comcast Corp., Class A	10,807,200	287,363
Comcast Corp., Class A, special nonvoting shares	1,500,000	38,235
Darden Restaurants, Inc.	5,204,000	238,707
Garmin Ltd.	4,150,000	173,055
Harley-Davidson, Inc.	3,110,000	137,431
Home Depot, Inc.	10,950,000	486,071
Johnson Controls, Inc.	3,125,984	99,313
Kohl’s Corp.	1,200,000	55,188
Mattel, Inc.	4,950,000	153,450
McDonald’s Corp.	900,000	89,145
McGraw-Hill Companies, Inc.	321,643	14,796
News Corp., Class A	3,850,000	72,496
Nordstrom, Inc.	500,000	24,690
Staples, Inc.	2,800,000	40,964
Time Warner Cable Inc.	4,163,937	306,965
Time Warner Inc.	4,169,333	154,515
VF Corp.	500,000	65,745
YUM! Brands, Inc.	2,980,000	188,723
		2,680,306

CONSUMER STAPLES — 5.67%
Avon Products, Inc.	1,905,000	33,852
Coca-Cola Co.	850,000	57,400
Colgate-Palmolive Co.	565,000	51,257
ConAgra Foods, Inc.	2,196,200	58,573
General Mills, Inc.	1,500,000	59,745
H.J. Heinz Co.	600,000	31,110
Kellogg Co.	900,000	44,568
Kimberly-Clark Corp.	2,140,000	153,138
Kraft Foods Inc., Class A	12,179,700	466,482
PepsiCo, Inc.	2,336,800	153,458
Sara Lee Corp.	1,500,000	28,725
		1,138,308

HEALTH CARE — 9.89%
Abbott Laboratories	9,718,000	526,230
Amgen Inc.	5,515,748	374,574
Bristol-Myers Squibb Co.	9,046,250	291,651
Cardinal Health, Inc.	1,305,000	56,154
Eli Lilly and Co.	2,390,000	94,979
Johnson & Johnson	600,000	39,546
Medtronic, Inc.	1,998,250	77,073
Merck & Co., Inc.	6,718,302	257,042
Novartis AG (ADR)	900,000	48,924
Pfizer Inc	6,920,000	148,088
Stryker Corp.	1,303,400	72,247
		1,986,508

FINANCIALS — 5.46%
Allstate Corp.	700,000	20,195
Arthur J. Gallagher & Co.	4,149,148	138,333
Bank of New York Mellon Corp.	3,335,200	67,138
Bank of Nova Scotia	1,750,000	89,810
Comerica Inc.	411,400	11,383
Hudson City Bancorp, Inc.	9,846,000	66,264
JPMorgan Chase & Co.	3,983,000	148,566
Lincoln National Corp.	413,300	8,902
Marsh & McLennan Companies, Inc.	2,224,423	70,270
NYSE Euronext	2,512,246	66,725
Old Republic International Corp.	6,200,000	61,256
Royal Bank of Canada	1,416,500	74,182
State Street Corp.	2,439,700	95,587
Toronto-Dominion Bank	584,000	45,038
Wells Fargo & Co.	2,385,000	69,666
Willis Group Holdings PLC	1,616,219	62,822
		1,096,137

INFORMATION TECHNOLOGY — 8.02%
Analog Devices, Inc.	1,622,500	63,488
Automatic Data Processing, Inc.	2,000,000	109,560
Canon, Inc. (ADR)	495,000	21,211
Hewlett-Packard Co.	3,020,000	84,500
Intel Corp.	4,200,000	110,964
International Business Machines Corp.	866,000	166,792
KLA-Tencor Corp.	1,322,000	67,594
Linear Technology Corp.	2,900,000	96,628
Maxim Integrated Products, Inc.	2,370,000	63,611
Microchip Technology Inc.	1,500,000	55,365
Microsoft Corp.	12,726,598	375,816
Nokia Corp. (ADR)	500,000	2,520
Oracle Corp.	4,563,100	128,679
Paychex, Inc.	1,000,000	31,500
QUALCOMM Inc.	700,000	41,174
Texas Instruments Inc.	5,120,000	165,786
Xilinx, Inc.	688,400	24,679
		1,609,867

TELECOMMUNICATION SERVICES — 6.13%
AT&T Inc.	17,383,700	511,255
BCE Inc.	3,750,000	153,000
Verizon Communications Inc.	15,078,900	567,871
		1,232,126

UTILITIES — 6.00%
Ameren Corp.	2,243,680	70,990
American Electric Power Co., Inc.	1,435,000	56,769
Dominion Resources, Inc.	1,500,000	75,060
DTE Energy Co.	750,000	39,907
Duke Energy Corp.	10,005,000	213,207
Exelon Corp.	3,093,720	123,068
FirstEnergy Corp.	3,927,728	165,829
PPL Corp.	1,027,000	28,540
Progress Energy, Inc.	2,346,900	127,507
Public Service Enterprise Group Inc.	2,575,000	78,125
Questar Corp.	420,000	8,098
Southern Co.	2,000,000	91,120
Xcel Energy Inc.	4,745,000	126,217
		1,204,437

MISCELLANEOUS — 2.70%
Other common stocks in initial period of acquisition		543,358

Total common stocks (cost: $13,777,641,000)		16,863,440

Convertible securities — 0.18%	Shares

CONSUMER DISCRETIONARY — 0.02%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units1	22,000	3,395

UTILITIES — 0.16%
PPL Corp. 9.50% convertible preferred 2013, units	600,000	32,520

Total convertible securities (cost: $32,049,000)		35,915

	Principal amount
Bonds & notes — 3.46%	(000)

ENERGY — 0.03%
Enbridge Energy Partners, LP 5.35% 2014	$5,075	5,543

INDUSTRIALS — 0.13%
Black & Decker Corp. 8.95% 2014	18,000	20,723
PACCAR Inc, Series A, 6.375% 2012	5,000	5,009
		25,732

CONSUMER DISCRETIONARY — 0.58%
Federated Department Stores, Inc. 7.45% 2017	20,000	24,446
Staples, Inc. 9.75% 2014	81,450	93,387
		117,833

HEALTH CARE — 0.01%
Cardinal Health, Inc. 5.65% 2012	2,800	2,847

FINANCIALS — 1.99%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,284
American Express Bank 5.55% 2012	28,250	29,106
American Express Centurion Bank 5.55% 2012	18,870	19,487
American Express Co. 5.50% 2016	2,825	3,201
American Express Co. 6.15% 2017	745	874
BAC Capital Trust VI 5.625% 2035	335	282
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative2	1,665	1,647
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)2	1,665	1,657
Citigroup Inc. 6.125% 2017	5,000	5,510
ERP Operating LP 5.125% 2016	2,400	2,629
ERP Operating LP 5.375% 2016	6,455	7,190
ERP Operating LP 5.75% 2017	39,855	45,425
ERP Operating LP 6.584% 2015	3,500	3,869
ERP Operating LP 7.125% 2017	5,000	5,867
JPMorgan Chase & Co. 4.75% 2013	5,000	5,247
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)2	114,579	124,539
MetLife Global Funding I 5.125% 20143	3,000	3,262
UDR, Inc., Series A, 5.25% 2015	5,000	5,321
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)2	118,466	128,832
		399,229

INFORMATION TECHNOLOGY — 0.08%
KLA-Tencor Corp. 6.90% 2018	13,700	16,226

TELECOMMUNICATION SERVICES — 0.13%
Verizon Communications Inc. 5.55% 2014	5,000	5,464
Verizon Communications Inc. 8.50% 2018	15,000	20,949
		26,413

UTILITIES — 0.12%
FPL Group Capital, Inc. 7.875% 2015	20,000	23,840

MORTGAGE-BACKED OBLIGATIONS4 — 0.13%
Fannie Mae 4.00% 2024	12,224	12,957
Fannie Mae 4.50% 2024	11,944	12,770
		25,727

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.26%
Fannie Mae 2.50% 2014	25,775	27,026
Freddie Mac 1.75% 2012	25,240	25,398
		52,424

Total bonds & notes (cost: $609,674,000)		695,814

Short-term securities — 12.35%

Becton, Dickinson and Co. 0.10% due 4/27/2012	4,300	4,295
Coca-Cola Co. 0.11%–0.19% due 4/12–5/3/20123	154,200	154,158
eBay Inc. 0.10%–0.14% due 3/13–5/10/20123	61,500	61,475
Fannie Mae 0.06%–0.14% due 2/14/2012–1/7/2013	706,300	705,699
Federal Farm Credit Banks 0.14%–0.17% due 9/27/2012–1/15/2013	144,500	144,383
Federal Home Loan Bank 0.01%–0.25% due 2/1–11/19/2012	499,370	499,274
Freddie Mac 0.03%–0.15% due 2/15–12/27/2012	359,550	359,403
General Electric Capital Services, Inc. 0.12% due 2/17/2012	30,000	29,998
IBM Corp. 0.04% due 2/16/20123	25,000	25,000
Johnson & Johnson 0.04%–0.11% due 4/3–5/1/20123	51,000	50,989
Jupiter Securitization Co., LLC 0.11% due 2/27/20123	23,300	23,298
Kimberly-Clark Worldwide Inc. 0.07% due 2/21/20123	15,000	14,999
NetJets Inc. 0.09% due 2/3/20123	15,000	15,000
Paccar Financial Corp. 0.06%–0.16% due 2/13–2/24/2012	32,000	31,996
Private Export Funding Corp. 0.13%–0.16% due 4/4–5/17/20123	60,000	59,934
Procter & Gamble Co. 0.07%–0.15% due 2/27–4/19/20123	110,000	109,986
U.S. Treasury Bills 0.061%–0.07% due 2/9–8/23/2012	155,500	155,455
Regents of the University of California 0.10% due 3/20/2012	19,596	19,593
Wal-Mart Stores, Inc. 0.04% due 2/24/20123	15,000	15,000

Total short-term securities (cost: $2,479,791,000)		2,479,935

Total investment securities (cost: $16,899,155,000)		20,075,104
Other assets less liabilities		9,391

Net assets		$20,084,495

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,395,000, which represented .02% of the net assets of the fund.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $533,101,000, which represented 2.65% of the net assets of the fund. 4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$1,548,702	$—	$—	$1,548,702
Materials	875,636	—	—	875,636
Industrials	2,948,055	—	—	2,948,055
Consumer discretionary	2,680,306	—	—	2,680,306
Consumer staples	1,138,308	—	—	1,138,308
Health care	1,986,508	—	—	1,986,508
Financials	1,096,137	—	—	1,096,137
Information technology	1,609,867	—	—	1,609,867
Telecommunication services	1,232,126	—	—	1,232,126
Utilities	1,204,437	—	—	1,204,437
Miscellaneous	543,358	—	—	543,358
Convertible securities	32,520	3,395	—	35,915
Bonds & notes	—	695,814	—	695,814
Short-term securities	—	2,479,935	—	2,479,935
Total	$16,895,960	$3,179,144	$—	$20,075,104

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,654,084
Gross unrealized depreciation on investment securities	(482,974)
Net unrealized appreciation on investment securities	3,171,110
Cost of investment securities for federal income tax purposes	16,903,994

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-903-0312O-S29439

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: March 30, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: March 30, 2012